Net operating losses and tax credit carryforwards as of the Financial Statement Dates are as follows: (Details) - Turnongreen Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Domestic Tax Authority [Member] | Tax Year 2017 [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses, state	$ 7,860,000	$ 5,805,000
Net operating losses, state	Do Not Expire	Do Not Expire
Domestic Tax Authority [Member] | Tax Year 2018 [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses, state	$ 11,185,000	$ 12,152,000
Net operating losses, state	2022 to 2037	2020 to 2031
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses, state	$ 18,653,000	$ 16,610,000
Net operating losses, state	2029 to 2041	2029 to 2040